Tax credit and other receivables/Other payables - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences For Which No Deferred Tax AssetIs Recognised	€ 5,106	€ 37,584
Corporate tax rate	25.00%
Unrecognized tax losses	€ 182,567	140,087
Share Based Plan [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences For Which No Deferred Tax AssetIs Recognised	5,106	€ 37,584
Wallbox USA [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	€ 54,533